Segment Reporting (Details) - Schedule of reconciliation of information on reportable segments to the amounts reported in consolidated financial statements - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Schedule of reconciliation of information on reportable segments to the amounts reported in consolidated financial statements [Abstract]
Total segment operating profits	R 881,915	R 699,125	R 726,562
IPO costs		(10,288)	(25,570)
Finance income	23,255	6,083	4,358
Finance cost	(10,095)	(12,331)	(9,302)
Fair value changes to derivative assets	(971)	(506)
Consolidated profit before taxation	R 894,104	R 682,083	R 696,048